CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (560,678)	$ (1,279,985)
Items not affecting cash:
Depreciation	11,726	17,675
Loss from equity investee	26,146	20,792
Interest expense	64,289	64,861
Deferred income tax recovery	(706,856)	(775,798)
Unrealized foreign exchange gain	(1,763,307)	(1,075,614)
Changes in assets and liabilities:
Receivables	(32,079)	176,426
Prepaid expenses	202,415	140,535
Other assets	(58,212)	14,609
Accounts payable and accrued liabilities	(862,752)	552,784
Net cash used in operating activities	(3,679,308)	(2,143,715)
CASH FLOWS FROM INVESTING ACTIVITIES
Reclamation deposits	(3,628)	83,428
Acquisition of equipment	(2,997)	(2,841)
Net cash provided by (used in) investing activities	(6,625)	80,587
Effect of foreign currency translation on cash and cash equivalents	(266,494)	(197,429)
Change in cash and cash equivalents during the period	(3,952,427)	(2,260,557)
Cash and cash equivalents, beginning of period	33,517,096	46,701,216
Cash and cash equivalents, end of period	29,564,669	44,440,659
Cash paid for interest during the period	0	0
Cash paid for income taxes during the period	$ 0	$ 0